Taxes - Schedule of Deferred Tax Assets, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Deferred Tax Assets, Net [Abstract]
Net operating loss	$ 3,639,998	$ 3,381,871
Total deferred tax assets	3,639,998	3,381,871
Valuation allowance	(3,639,998)	(3,381,871)
Total deferred tax assets, net